Note 7 - Intangible Assets (Detail) - Schedule of Intangible Assets (USD $)	6 Months Ended
Jun. 30, 2012
Gross Carrying Amount	$ 797,189
Accumulated Amortization	(23,733)
Net	773,456
Weighted Average Amortization Period (in years)	3 years 73 days
Customer Relationships [Member]
Gross Carrying Amount	110,000
Accumulated Amortization	(2,000)
Net	108,000
Weighted Average Amortization Period (in years)	5 years
Noncompete Agreements [Member]
Gross Carrying Amount	278,000
Accumulated Amortization	(8,000)
Net	270,000
Weighted Average Amortization Period (in years)	5 years
Contractual Rights [Member]
Gross Carrying Amount	409,189
Accumulated Amortization	(13,733)
Net	$ 395,456
Weighted Average Amortization Period (in years)	1 year 6 months